ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Common Stock (99.89%)

Basic Materials (3.61%)
Rogers Corp*	24,000	$4,517,040

Communications (12.19%)
Alphabet Inc*	1,500	3,102,945
Amazon.com Inc*	1,000	3,094,080
Extreme Networks Inc*	484,857	4,242,499
Perficient Inc*	81,900	4,809,168
Total Communications		15,248,692

Consumer, Non-Cyclical (26.39%)
AbbVie Inc	35,965	3,892,132
Anthem Inc	9,100	3,266,445
Automatic Data Processing Inc	10,200	1,922,394
Booz Allen Hamilton Holding Corp	31,000	2,496,430
Cigna Corp	10,100	2,441,574
Euronet Worldwide Inc*	37,800	5,227,740
Global Payments Inc	30,193	6,086,305
IQVIA Holdings Inc*	10,538	2,035,309
UnitedHealth Group Inc	15,200	5,655,464
Total Consumer, Non-Cyclical		33,023,793

Financial (9.20%)
Mastercard Inc	14,900	5,305,145
Visa Inc	17,580	3,722,213
The Western Union Co	100,900	2,488,194
Total Financial		11,515,552

Industrial (14.64%)
EnerSys	29,300	2,660,440
II-VI Inc*	70,900	4,847,433
Jabil Inc	52,400	2,733,184
Sensata Technologies Holding PLC*	49,900	2,891,705
TE Connectivity Ltd	9,000	1,161,990
Universal Display Corp	17,000	4,025,090
Total Industrial		18,319,842

Technology (33.85%)
Adobe Inc*	9,900	4,706,163
Autodesk Inc*	17,500	4,850,125
Ebix Inc	142,500	4,564,275
EPAM Systems Inc*	15,400	6,109,026
Genpact Ltd	14,900	638,018
MAXIMUS Inc	28,300	2,519,832
NXP Semiconductors NV	27,687	5,574,501
Qorvo Inc*	21,900	4,001,130
Science Applications International Corp	39,900	3,335,241
Skyworks Solutions Inc	33,010	6,056,675
Total Technology		42,354,986

Total Common Stock (Cost $83,997,632)		124,979,905

Funds (0.25%)	Par Value	Value
Money Market (0.25%)
First American Government Obligations Fund (Cost $311,269)	311,269	311,269

Total Investments (Cost $84,308,901)(a) (100.14%)		125,291,174
Liabilities in Excess of Other Assets (-0.14%)		(172,353)
Net Assets (100.00%)		$125,118,821

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $84,308,901.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$41,370,069
Unrealized depreciation	(387,796)
Net unrealized appreciation	$40,982,273